Lease	12 Months Ended
Dec. 31, 2022
Lease
Lease

7. Lease

The Company accounts for leases in accordance with ASC 842 (Note 2). The Company is party to one operating lease in Pretoria, South Africa for office and laboratory space. The lease commenced in October 2021 with the initial term set to expire in December 2030. The Company has applied the guidance in ASC 842 and has determined that it should be classified as an operating lease. The Company’s incremental borrowing rate is approximately 7.5% based on the remaining lease term of the applicable lease. Consequently, a ROU lease asset of approximately $952,521 with a corresponding lease liability of approximately $952,521 based on the present value of the minimum rental payments of such lease was recorded at the inception of the lease. In the consolidated balance sheet at December 31, 2022, the Company has a ROU asset balance of $853,889 and a current and non-current lease liability of $45,903 and $742,443, respectively, relating to the ROU lease asset. The balance of both the ROU lease asset and the lease liabilities primarily consists of future payments under the Company’s lease in South Africa.

Quantitative information regarding the Company’s lease is as follows:

	Year Ended December 31, 2022	For the period from September 13, 2021 (inception) through December 31, 2021
Lease Cost
Operating lease cost	$125,667	$19,376
Other Information
Operating cash flows paid for amounts included in the measurement of lease liabilities	$93,211	$26,582
Operating lease liabilities arising from obtaining right-of-use assets	$—	$952,521
Remaining lease term (years)	8.00	9.00
Discount rate	7.5%	7.5%

Future lease payments under noncancelable leases are as follows at December 31, 2022:

Operating Leases
Future Lease Payments
2023	$103,543
2024	111,308
2025	119,656
2026	128,631
2027	138,278
Thereafter	480,229
Total lease payments	$1,081,645
Less: imputed interest	(293,299)
Total lease liabilities	$788,346
Less current portion	(45,903)
Lease liability – noncurrent	$742,443